Document And Entity Information	Aug. 03, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 03, 2023
Entity Registrant Name	ONE GROUP HOSPITALITY, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37379
Entity Tax Identification Number	14-1961545
Entity Address, Address Line One	1624 Market Street
Entity Address, Address Line Two	Suite 311
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	646
Local Phone Number	624-2400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	STKS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001399520
Amendment Flag	false